[EATON VANCE LOGO]


                                                   [PHOTO OF STOCK CERTIFICATES]

            ANNUAL REPORT JANUARY 31, 2000




                                   EATON VANCE
[PHOTO OF PAUL REVERE STATUE]      HIGH YIELD
                                   MUNICIPALS
                                      FUND


                     Global Management-Global Distribution



[PHOTO OF BOSTON WATER FRONT SKYLINE]

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

LETTER TO SHAREHOLDERS

[PHOTO]
Thomas J. Fetter
President

Eaton Vance High Yield Municipals Fund Class A had a total return of -8.62% for the year ended January 31, 2000. That return was the result of a decrease in net asset value (NAV) from $11.38 on January 31, 1999 to $9.79 on January 31, 2000, and the reinvestment of $0.645 in tax-exempt dividends.(1)

Class B shares had a total return of -9.32% for the year, the result of a decrease in NAV from $11.33 to $9.75, and the reinvestment of $0.560 in tax-exempt dividends.(1)

Class C shares had a total return of -9.38% for the year, the result of a decrease in NAV from $10.49 to $9.03, and the reinvestment of $0.508 in tax-exempt dividends distributions.(1)

Based on the Fund's most recent dividends and net asset values of $9.79, $9.75, and $9.03, respectively, the Fund's Classes A, B and C shares had distribution rates of 6.59%, 5.69%, and 5.59% at January 31, 2000.(2) The distribution rates of Classes A, B and C are equivalent to taxable rates of 10.91%, 9.42% and 9.25%.(3) SEC 30-day yields for Classes A, B, and C were 6.88%, 6.45%, and 6.39%, respectively, at January 31, 2000.(4) The SEC 30-day yields of Classes A, B and C are equivalent to taxable rates of 11.39%, 10.68% and 10.58%.(3)

In the wake of last year's bond market decline, municipal yields nearly equal Treasury yields...

The past year proved very challenging for bond investors, as a strong economy led to higher interest rates and a difficult environment for fixed-income vehicles. Amid a continuing robust economy, the Federal Reserve maintained a watchful eye for any sign of inflation. On four occasions during the past twelve months, the Fed raised its Federal Funds rate - a key barometer of short-term interest rates - in an attempt to reduce the potential for inflation. Rising interest rates pushed municipal bond yields significantly higher in 1999. As a result, the ratio of municipal bond yields to Treasury yields was very high by historical standards, reaching around 96% of Treasury yields at January 31.

Municipal bonds finance vital public projects while providing relief to tax-weary investors...

Through their purchases of municipal bonds, investors provide financing for a broad array of vital public works, including those for transportation facilities, highway construction and industrial development. These projects not only improve our quality of life, but also promote private enterprise and create new jobs. Adding to their unique role, municipal bonds are among the few tax-advantaged vehicles remaining for investors. Eaton Vance High Yield Municipals Fund will continue to provide excellent tax-exempt income opportunities for today's tax-burdened investors.

                                       Sincerely,

                                       /s/ Thomas J. Fetter

                                       Thomas J. Fetter
                                       President
                                       March 8, 2000

--------------------------------------------------------------------------------
Fund Information
AS OF JANUARY 31, 2000

Performance(5)                   Class A     Class B     Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          -8.62%      -9.32%      -9.38%
Life of Fund+                      5.90        5.02        1.23

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         -12.98%     -13.62%     -10.24%
Life of Fund+                      4.76        4.65        1.23

+Inception dates: Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97
[BAR CHART]
Five Largest Sector Weightings(6)
-----------------------------------------------------------

Industrial Development Revenue      20.8%
Senior Living/Life Care             11.5%
Hospitals                           11.1%
Housing                              8.2%
Nursing Homes                        7.3%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or C shares. A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. Income may be subject to state tax. (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (3) After-tax rates assume maximum 39.6% federal income tax rate. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class C 1-year SEC return reflects 1% CDSC. (6) Five largest sector weightings account for 58.9% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 98.99% of the total dividends paid by the Fund from net investment income during the year ended January 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

MANAGEMENT DISCUSSION

[PHOTO]
Thomas M. Metzold
Portfolio Manager

AN INTERVIEW WITH THOMAS M. METZOLD, PORTFOLIO MANAGER OF EATON VANCE HIGH YIELD MUNICIPALS FUND.

Q: Tom, 1999 was a volatile and troubling year for the fixed-income markets, including the municipal market. In your view, what contributed to the difficult environment for the bond market?

A: The environment was very challenging for fixed-income investors in the past year. With a continuing strong economy, the Federal Reserve raised interest rates on four occasions. As energy prices continued to rise sharply, the Fed indicated it would continue to closely monitor the economy for any sign of future inflation. Actual inflation has been fairly subdued, but the Fed has launched a pre-emptive strike against the potential for inflation further down the road. While Fed vigilance is highly desirable over the long term, it has created difficult conditions for the municipal market over the past year.

   The high-yield segment of the municipal market was hampered by difficulties in several major sectors. Some issuers of industrial development bonds, most notably paper manufacturers and resource recovery plants, have encountered difficulties. In addition, there was a widening of quality spreads - the difference in yields between bonds of varying quality in the health care sector. Many hospitals have felt a financial pinch due to new Medicare reimbursement rules and the difficulties encountered by health maintenance organizations. Thus, overall, this was a very difficult year for the high yield municipal market.

Q: How does this market decline compare to previous municipal market downturns?

A: By any historical measure, this past year's decline was a significant correction. But it's important to keep a long-term perspective. We've seen severe market declines in the past, including those related to the oil embargoes of the 1970s, runaway inflation in the early 1980s and, most recently, a Fed-driven collapse in 1994, the most severe municipal market decline in history. In each of those instances, the municipal market recovered over time to post new highs.

Q: How have you positioned the Portfolio in recent months?(1)

A: The largest sector weighting at January 31 was industrial development bonds, at 20.8% of the Portfolio. As I indicated earlier, some industry sectors encountered problems in an economy that has distinctly favored technology. We've made an effort to increase the Portfolio's diversification among industrial sectors. Steel com-

--------------------------------------------------------------------------------

Portfolio Quality Weightings(1)
-----------------------------------------------------------
[PIE CHART]

Non-rated                     78.4%
AAA                            5.6%
AA                             2.8%
A                              2.6%
BBB                            4.4%
BB                             4.8%
B                              1.4%



Portfolio Overview(1)
-----------------------------------------------------------

Number of Issues                    150
Average Rating(2)                   BB+
Average Maturity              24.2 Yrs.
Effective Maturity            20.4 Yrs.
Average Call                  10.9 Yrs.
Average Dollar Price             $89.35

(1) Because the Fund is actively managed, Portfolio Quality Weightings and Portfolio Overview are subject to change. (2) Average Rating includes Eaton Vance's internal ratings assigned to non-rated bonds.


--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

MANAGEMENT DISCUSSION CONT'D

   panies, in particular, have underperformed lately. However, the outlook for the industry is likely to improve with the recent passage of new tariffs on steel imports.

   Air cargo facilities have also been an attractive area. The need to expand and upgrade air cargo facilities at the nation's major airports has grown as more manufacturing industries adopt "just-in-time" inventory management. Modern cargo facilities are needed to ensure the timely delivery of parts and equipment to manufacturing plants around the country. The Portfolio's air cargo holdings included issues for Austin (TX) Cargoport Development, L.L.C. and Airline Cargo Facilities of Kansas City.(1)

Q: What other areas have you emphasized in the Portfolio?

A: Health care-related issues were a major area of concentration. Senior living and life care facilities represented 11.5% of the Portfolio's holdings at January 31. In a rapidly aging population, these facilities have become increasingly popular health care alternatives for senior citizens. The programs are designed to provide a level of care consistent with the needs of the individual and typically emphasize a high degree of independence. However, with the popularity of the concept, the field has become

--------------------------------------------------------------------------------
YOUR INVESTMENT AT WORK                                            [ICON]
-----------------------------------------------------------

  Oregon Health Authority
  Trillium Affordable Housing
  Portland Habilitation Center Project

- Portland Habilitation Center, Inc. is a non-profit organization that provides vocational and employment programs for adults with disabilities. Its contracts in the Portland area include workshops, custodial, landscaping and laundry services.

- The Center has found that a key determinant in the success of its programs is finding stable, long-term housing for its participants. These bonds were used to finance the purchase and renovation of seven multi-family housing properties.

- The non-rated bonds have a very attractive 6.75% coupon. They are an example of the Portfolio's on-going efforts to find good opportunities in research-intensive, private placements.
--------------------------------------------------------------------------------

   increasingly competitive. Therefore, we have focused on the leading providers in communities with favorable demographics.

   In another heath care-related area, hospitals constituted 11.1% of the Portfolio's investments. The hospital industry has struggled to adjust to the changes in reimbursement policies that were mandated by the Balanced Budget Act of 1997. One result of those changes has been to reduce revenues for health care companies. Many hospitals have been under severe cost constraints while others have been forced to merge with competing hospitals. While the federal government is just now making some allowances for hard-pressed institutions, there are still many uncertainties. We have focused on what we believe are well-positioned, fundamentally sound institutions and, in the recent downturn, were able to purchase bonds at very attractive levels.

Q: Was there any segment of the market that held up well in this market?

A: Yes. While housing bonds declined along with the overall market, they nonetheless fared better on a RELATIVE basis. Housing bonds tend to have defensive characteristics which help them in a declining market. The sector was attractive during the most recent decline, especially given the difficulties within the IDB and health care sectors. The Portfolio's housing bonds represented 8.2% of its investments at January 31.



(1) Comments regarding individual securities reflect management's opinion at the time of this report. Portfolio holdings will change over time.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

MANAGEMENT DISCUSSION CONT'D


Q: Tom, what is your outlook for the high-yield municipal market in the coming year?

A: I believe that the outlook has improved. While the rise in energy prices bears watching, inflation appears to be in check. The recent federal budget surpluses increase the likelihood of reducing the Treasury's long-term debt. That would be a favorable development for longer-duration bonds. From a fundamental standpoint, some of the hard-hit industries in the industrial development bond area have already showed signs of a recovery. Finally, supply pressures should be less intense than in recent years, when refundings contributed to a sharp increase in municipal issuance. A better supply-and-demand balance should help the market significantly.

   This past year once again demonstrated the volatility of the stock market and suggested that equities are increasingly sensitive to Federal Reserve policy. As I've indicated in past reports, I think it's worthwhile periodically to review one's asset allocations. For example, it may be prudent to shift some equity profits to bonds for a better balanced portfolio. With tax-exempt yields nearly equaling Treasury yields, there is remarkable value in the municipal market and, in my view, the recent decline was an excellent buying opportunity. Most importantly, with today's continuing high tax rates, municipal bonds still merit strong consideration.

Comparison of Change in Value of a $10,000 Investment in Eaton Vance High Yield Municipals Fund, Class A vs. the Lehman Brothers Municipal Bond Index*
August 31, 1995-January 31, 2000
[CHART]

  DATE           FUND/NAV        FUND/MOP         LBMBI
 8/31/95         $10,000          $9,523         $10,000
 9/30/95         $10,229          $9,741         $10,063
10/31/95         $10,420          $9,923         $10,209
11/30/95         $10,680         $10,171         $10,379
12/31/95         $10,824         $10,307         $10,479
 1/31/96         $10,854         $10,337         $10,558
 2/28/96         $10,770         $10,256         $10,487
 3/31/96         $10,617         $10,111         $10,353
 4/30/96         $10,524         $10,022         $10,323
 5/31/96         $10,669         $10,160         $10,319
 6/30/96         $10,781         $10,267         $10,432
 7/31/96         $10,938         $10,416         $10,526
 8/31/96         $11,021         $10,496         $10,524
 9/30/96         $11,177         $10,643         $10,671
10/31/96         $11,345         $10,804         $10,791
11/30/96         $11,523         $10,974         $10,989
12/31/96         $11,554         $11,003         $10,943
 1/31/97         $11,563         $11,011         $10,963
 2/28/97         $11,664         $11,107         $11,064
 3/31/97         $11,574         $11,022         $10,917
 4/30/97         $11,658         $11,102         $11,008
 5/31/97         $11,788         $11,226         $11,174
 6/30/97         $12,105         $11,528         $11,293
 7/31/97         $12,560         $11,961         $11,605
 8/31/97         $12,513         $11,916         $11,497
 9/30/97         $12,633         $12,030         $11,633
10/31/97         $12,800         $12,190         $11,708
11/30/97         $12,898         $12,283         $11,777
12/31/97         $13,159         $12,531         $11,949
 1/31/98         $13,352         $12,715         $12,072
 2/28/98         $13,457         $12,815         $12,076
 3/31/98         $13,534         $12,889         $12,086
 4/30/98         $13,493         $12,849         $12,032
 5/31/98         $13,653         $13,002         $12,222
 6/30/98         $13,717         $13,063         $12,270
 7/31/98         $13,619         $12,969         $12,301
 8/31/98         $13,816         $13,157         $12,491
 9/30/98         $13,857         $13,196         $12,647
10/31/98         $13,828         $13,168         $12,647
11/30/98         $13,796         $13,138         $12,691
12/31/98         $13,791         $13,133         $12,723
 1/31/99         $13,907         $13,244         $12,874
 2/28/99         $13,870         $13,208         $12,818
 3/31/99         $13,913         $13,249         $12,836
 4/30/99         $13,966         $13,299         $12,868
 5/31/99         $13,873         $13,211         $12,793
 6/30/99         $13,677         $13,025         $12,609
 7/31/99         $13,671         $13,018         $12,655
 8/31/99         $13,463         $12,820         $12,553
 9/30/99         $13,391         $12,752         $12,559
10/31/99         $13,105         $12,479         $12,423
11/30/99         $13,147         $12,520         $12,555
12/31/99         $12,922         $12,305         $12,461
 1/31/00         $12,708         $12,102         $12,407

Comparison of Change in Value of a $10,000 Investment in Eaton Vance High Yield Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index*
August 31, 1995-January 31, 2000
[CHART]

  DATE          FUND/NAV           LBMBI
 8/31/95         $10,000         $10,000
 9/30/95         $10,183         $10,063
10/31/95         $10,358         $10,209
11/30/95         $10,612         $10,379
12/31/95         $10,747         $10,479
 1/31/96         $10,764         $10,558
 2/28/96         $10,687         $10,487
 3/31/96         $10,526         $10,353
 4/30/96         $10,428         $10,323
 5/31/96         $10,564         $10,319
 6/30/96         $10,675         $10,432
 7/31/96         $10,821         $10,526
 8/31/96         $10,897         $10,524
 9/30/96         $11,049         $10,671
10/31/96         $11,206         $10,791
11/30/96         $11,378         $10,989
12/31/96         $11,403         $10,943
 1/31/97         $11,403         $10,963
 2/28/97         $11,506         $11,064
 3/31/97         $11,404         $10,917
 4/30/97         $11,478         $11,008
 5/31/97         $11,598         $11,174
 6/30/97         $11,909         $11,293
 7/31/97         $12,348         $11,605
 8/31/97         $12,294         $11,497
 9/30/97         $12,408         $11,633
10/31/97         $12,564         $11,708
11/30/97         $12,649         $11,777
12/31/97         $12,904         $11,949
 1/31/98         $13,075         $12,072
 2/28/98         $13,182         $12,076
 3/31/98         $13,243         $12,086
 4/30/98         $13,195         $12,032
 5/31/98         $13,342         $12,222
 6/30/98         $13,399         $12,270
 7/31/98         $13,292         $12,301
 8/31/98         $13,482         $12,491
 9/30/98         $13,513         $12,647
10/31/98         $13,462         $12,647
11/30/98         $13,426         $12,691
12/31/98         $13,420         $12,723
 1/31/99         $13,524         $12,874
 2/28/99         $13,475         $12,818
 3/31/99         $13,513         $12,836
 4/30/99         $13,557         $12,868
 5/31/99         $13,447         $12,793
 6/30/99         $13,257         $12,609
 7/31/99         $13,239         $12,655
 8/31/99         $13,030         $12,553
 9/30/99         $12,950         $12,559
10/31/99         $12,673         $12,423
11/30/99         $12,694         $12,555
12/31/99         $12,463         $12,461
 1/31/00         $12,264         $12,407


+ THIS FIGURE REFLECTS THE FUND'S MAXIMUM APPLICABLE CONTINGENT DEFERRED
  SALES CHARGE DEDUCTED AT REDEMPTION AS FOLLOWS:  5% - 1ST AND 2ND YEARS; 4%
  - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; AND 1% - 6TH YEAR.


Performance**                    Class A     Class B     Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          -8.62%      -9.32%      -9.38%
Life of Fund++                     5.90        5.02        1.23

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         -12.98%     -13.62%     -10.24%
Life of Fund++                     4.76        4.65        1.23

++Inception dates: Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 8/7/95. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.

  The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index of municipal bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class C shares on 6/18/97 at net asset value would have been worth $10,324 on January 31, 2000.

**Returns are calculated by determining the percentage change in net asset value
  (NAV) with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000
Assets
------------------------------------------------------
Investment in High Yield Municipals
   Portfolio, at value
   (identified cost, $373,846,904)        $338,793,161
Receivable for Fund shares sold                260,712
Deferred organization expenses                  18,416
------------------------------------------------------
TOTAL ASSETS                              $339,072,289
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,446,497
Dividends payable                              849,877
Accrued expenses                               118,591
------------------------------------------------------
TOTAL LIABILITIES                         $  2,414,965
------------------------------------------------------
NET ASSETS                                $336,657,324
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $376,919,765
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (4,358,821)
Accumulated distributions in excess of
   net investment income                      (849,877)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (35,053,743)
------------------------------------------------------
TOTAL                                     $336,657,324
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $114,610,074
SHARES OUTSTANDING                          11,704,177
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.79
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.79)       $      10.28
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $204,348,091
SHARES OUTSTANDING                          20,958,326
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.75
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 17,699,159
SHARES OUTSTANDING                           1,959,106
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.03
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
JANUARY 31, 2000
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $ 27,159,682
Expenses allocated from Portfolio           (2,632,716)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 24,526,966
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $      4,724
Distribution and service fees
   Class A                                     227,127
   Class B                                   2,184,616
   Class C                                     247,032
Transfer and dividend disbursing agent
   fees                                        383,277
Registration fees                               75,487
Amortization of organization expenses           34,091
Custodian fee                                   30,270
Printing and postage                            29,185
Legal and accounting services                   19,286
Miscellaneous                                   28,888
------------------------------------------------------
TOTAL EXPENSES                            $  3,263,983
------------------------------------------------------

NET INVESTMENT INCOME                     $ 21,262,983
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (2,634,052)
   Financial futures contracts                 (59,808)
------------------------------------------------------
NET REALIZED LOSS                         $ (2,693,860)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(54,966,051)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(54,966,051)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(57,659,911)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(36,396,928)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             JANUARY 31, 2000  JANUARY 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     21,262,983  $     17,869,800
   Net realized gain (loss)                     (2,693,860)        2,026,308
   Net change in unrealized
      appreciation (depreciation)              (54,966,051)       (7,604,686)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (36,396,928) $     12,291,422
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (7,866,145) $     (6,551,562)
      Class B                                  (12,139,741)      (10,527,829)
      Class C                                   (1,250,912)         (790,409)
   In excess of net investment income
      Class A                                      (63,815)         (143,542)
      Class B                                      (18,596)         (422,357)
      Class C                                           --           (32,682)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (21,339,209) $    (18,468,381)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     45,591,473  $     48,904,668
      Class B                                   54,465,067        70,941,243
      Class C                                   13,119,026        18,783,566
   Issued in reorganization of EV
      Traditional and EV Classic High
      Yield Municipals Funds
      Class A                                           --       103,128,404
      Class C                                           --         9,447,074
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    3,299,679         2,724,257
      Class B                                    4,079,737         3,952,176
      Class C                                      788,006           495,975
   Cost of shares redeemed
      Class A                                  (43,081,449)      (24,448,279)
      Class B                                  (57,070,198)      (25,227,540)
      Class C                                  (17,217,692)       (3,811,012)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      3,973,649  $    204,890,532
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (53,762,488) $    198,713,573
----------------------------------------------------------------------------

                                          YEAR ENDED        YEAR ENDED
NET ASSETS                                JANUARY 31, 2000  JANUARY 31, 1999
----------------------------------------------------------------------------
At beginning of year                      $    390,419,812  $    191,706,239
----------------------------------------------------------------------------
AT END OF YEAR                            $    336,657,324  $    390,419,812
----------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                            $       (849,877) $       (934,198)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS A
                                              ------------------------
                                               YEAR ENDED JANUARY 31,
                                              ------------------------
                                                2000          1999(1)
----------------------------------------------------------------------
Net asset value -- Beginning of year          $ 11.380       $ 11.570
----------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------
Net investment income                         $  0.640       $  0.647
Net realized and unrealized loss                (1.585)        (0.176)
----------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $ (0.945)      $  0.471
----------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------
From net investment income                    $ (0.640)      $ (0.647)
In excess of net investment income              (0.005)        (0.014)
----------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $ (0.645)      $ (0.661)
----------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                $  9.790       $ 11.380
----------------------------------------------------------------------

TOTAL RETURN(2)                                  (8.62)%         4.16%
----------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------
Net assets, end of year (000's omitted)       $114,610       $128,347
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                    1.01%          0.95%
   Expenses after custodian fee
      reduction(3)                                1.00%          0.94%
   Net investment income                          5.95%          5.60%
Portfolio Turnover of the Portfolio                 58%            25%
----------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS B
                                              ---------------------------------------------------------------------
                                                                     YEAR ENDED JANUARY 31,
                                              ---------------------------------------------------------------------
                                                2000          1999(1)         1998           1997          1996(2)
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year          $ 11.330       $ 11.520       $ 10.620       $ 10.650       $ 10.000
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                         $  0.554       $  0.554       $  0.594       $  0.626       $  0.299
Net realized and unrealized gain (loss)         (1.579)        (0.167)         0.916         (0.026)         0.657
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $ (1.025)      $  0.387       $  1.510       $  0.600       $  0.956
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income                    $ (0.554)      $ (0.554)      $ (0.594)      $ (0.626)      $ (0.299)
In excess of net investment income              (0.001)        (0.023)        (0.016)        (0.003)        (0.007)
From net realized gain                              --             --             --         (0.001)            --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $ (0.555)      $ (0.577)      $ (0.610)      $ (0.630)      $ (0.306)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD              $  9.750       $ 11.330       $ 11.520       $ 10.620       $ 10.650
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                  (9.32)%         3.44%         14.67%          5.90%          9.40%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)       $204,348       $237,497       $191,706       $123,024       $ 43,520
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                    1.77%          1.72%          1.76%          1.36%          0.88%(5)
   Expenses after custodian fee
      reduction(4)                                1.76%          1.71%          1.74%          1.32%          0.88%(5)
   Net investment income                          5.18%          4.83%          5.36%          5.91%          5.86%(5)
Portfolio Turnover of the Portfolio                 58%            25%             8%            41%            32%
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                                                                 1.73%          1.77%(5)
   Expenses after custodian fee
      reduction(4)                                                                             1.69%          1.77%(5)
   Net investment income                                                                       5.54%          4.97%(5)
Net investment income per share                                                            $  0.587       $  0.254
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, August 7, 1995, to January 31, 1996.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS C
                                              ------------------------
                                               YEAR ENDED JANUARY 31,
                                              ------------------------
                                                2000          1999(1)
----------------------------------------------------------------------
Net asset value -- Beginning of year          $ 10.490       $ 10.680
----------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------
Net investment income                         $  0.505       $  0.506
Net realized and unrealized loss                (1.460)        (0.169)
----------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $ (0.955)      $  0.337
----------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------
From net investment income                    $ (0.505)      $ (0.506)
In excess of net investment income                  --         (0.021)
----------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $ (0.505)      $ (0.527)
----------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                $  9.030       $ 10.490
----------------------------------------------------------------------

TOTAL RETURN(2)                                  (9.38)%         3.22%
----------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------
Net assets, end of year (000's omitted)       $ 17,699       $ 24,576
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                    1.84%          1.79%
   Expenses after custodian fee
      reduction(3)                                1.83%          1.78%
   Net investment income                          5.09%          4.73%
Portfolio Turnover of the Portfolio                 58%            25%
----------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each classes' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at January 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable (if any) and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $4,114,673, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see
   Note 8) and may be subject to certain limitations. Such capital loss carryover will expire January 31, 2008 ($2,693,858) and January 31, 2006 ($1,420,815). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade-date basis.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED JANUARY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                      4,219,333    4,249,799
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 308,513      236,663
    Redemptions                               (4,101,777)  (2,125,063)
    Issued to EV Traditional High Yield
     Municipals Fund shareholders                     --    8,916,709
    ------------------------------------------------------------------
    NET INCREASE                                 426,069   11,278,108
    ------------------------------------------------------------------

                                               YEAR ENDED JANUARY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                      5,062,706    6,184,460
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 381,157      344,632
    Redemptions                               (5,455,288)  (2,202,194)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (11,425)   4,326,898
    ------------------------------------------------------------------

                                               YEAR ENDED JANUARY 31,
                                              ------------------------
    CLASS C                                      2000         1999
    ------------------------------------------------------------------
    Sales                                      1,306,680    1,770,160
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  79,526       46,821
    Redemptions                               (1,768,824)    (360,167)
    Issued to EV Classic High Yield
     Municipals Fund shareholders                     --      884,910
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (382,618)   2,341,724
    ------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain officers and Trustees of the Fund and of the Portfolio are officers of EVM and BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $36,557 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2000.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,758,652

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   and $185,274 for Class B and Class C shares, respectively, to EVD for the year ended January 31, 2000, representing 0.75% and 0.75% of the average daily net assets for Class B and Class C shares, respectively. At
   January 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $9,152,000 and $2,176,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year January 31, 2000 amounted to $227,127, $425,964, and $61,758 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $930,000 and $29,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended January 31, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended January 31, 2000 aggregated $114,068,297 and $132,907,536, respectively.

8 Transfer of Net Assets
-------------------------------------------
   On February 1, 1998, EV Marathon High Yield Municipals Fund acquired the net assets of the EV Traditional High Yield Municipals Fund and EV Classic High Yield Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon High Yield Municipals Fund, at the closing, issued 8,916,709 Class A shares and 884,910 Class C shares of the Fund having an aggregate value of $103,128,404 and $9,447,074, respectively. As a result, the Fund issued one Class A share and one Class C share for each share of EV Traditional High Yield Municipals Fund and EV Classic High Yield Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional High Yield Municipals Fund's and EV Classic High Yield Municipals Fund's net assets at February 1, 1998 were $103,128,404 and $9,447,074, respectively, including $9,165,643 and $297,279 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance High Yield Municipals Fund (formerly EV Marathon High Yield Municipals Fund) were $304,281,717 with a net asset value of $11.57, $11.52 and $10.68 for Class A, Class B and Class C shares, respectively.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST II:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance High Yield Municipals Fund (one of the series of Eaton Vance Municipals Trust II) as of January 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2000 and 1999 and the financial highlights for the four years ended January 31, 2000 and for the period from the start of business, August 7, 1995, to January 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance High Yield Municipals Fund at January 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 3, 2000

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.3%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Assisted Living -- 5.2%
-----------------------------------------------------------------------------
      $ 2,500          Arizona Health Facilities Authority,
                       (Care Institute, Inc. - Mesa),
                       7.625%, 1/1/26                            $  2,332,125
        1,000          Chester, PA, IDA, (Senior Life-Choice of
                       Kimberton), (AMT), 8.50%, 9/1/25             1,063,330
        1,970          Chester, PA, IDA, (Senior Life-Choice of
                       Paoli L.P.), 8.05%, 1/1/24                   2,053,607
        1,585          Delaware, PA, IDA, (Glen Riddle), (AMT),
                       8.625%, 9/1/25                               1,697,614
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/13                           292,580
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/13                           277,920
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/14                           263,910
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/14                           250,820
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/15                           238,220
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/15                           226,340
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/16                           215,040
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/16                           204,260
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/17                           193,960
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/17                           184,290
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/18                           175,080
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/18                           166,300
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/19                           158,030
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/19                           150,120
        3,740          Illinois Development Finance Authority,
                       (Care Institute, Inc.), 7.80%, 6/1/25        3,810,948
        3,500          New Jersey EDA, (Chelsea at East
                       Brunswick), (AMT), 8.25%, 10/1/20            3,580,710
-----------------------------------------------------------------------------
                                                                 $ 17,535,204
-----------------------------------------------------------------------------
Certificates of Participation -- 0.5%
-----------------------------------------------------------------------------
      $ 2,500          Cape Canaveral, FL, Hospital District,
                       5.25%, 1/1/28                             $  1,800,875
-----------------------------------------------------------------------------
                                                                 $  1,800,875
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Cogeneration -- 4.4%
-----------------------------------------------------------------------------
      $ 7,000          Maryland Energy Cogeneration, (AES
                       Warrior Run), (AMT), 7.40%, 9/1/19        $  7,153,720
        3,500          Palm Beach County, FL, (Okeelanta
                       Power), (AMT), 6.85%, 2/15/21(1)             1,960,000
        4,000          Palm Beach County, FL, (Osceola Power),
                       (AMT), 6.95%, 1/1/22(1)                      2,200,000
        1,000          Pennsylvania EDA, (Northampton
                       Generating), Junior Liens, (AMT),
                       6.875%, 1/1/11                                 995,150
        1,500          Robbins, Cook County, IL, (Robbins
                       Resource Recovery Partners, L.P.),
                       8.375%, 10/15/10(2)                            780,000
        3,500          Robbins, IL, Resource Recovery, (AMT),
                       8.375%, 10/15/16(2)                          1,820,000
-----------------------------------------------------------------------------
                                                                 $ 14,908,870
-----------------------------------------------------------------------------
Education -- 0.6%
-----------------------------------------------------------------------------
      $ 2,000          New Hampshire HEFA, (Colby-Sawyer
                       College), 7.50%, 6/1/26                   $  2,062,680
-----------------------------------------------------------------------------
                                                                 $  2,062,680
-----------------------------------------------------------------------------
Electric Utilities -- 2.6%
-----------------------------------------------------------------------------
      $ 1,250          Connecticut Development Authority,
                       (Connecticut Light and Power), Variable
                       Rate, 9/1/28(3)(4)                        $    939,500
        2,500          Connecticut Development Authority,
                       (Western Mass Electric), Variable Rate,
                       9/1/28(3)(4)                                 1,784,975
        3,500          Intermountain Power Agency, UT,
                       Variable Rate, 7/1/11(3)                     3,377,500
        4,000          Salt River, AZ, Agricultural Improvement
                       and Power District Electric, Residual
                       Certificates,
                       Variable Rate, 1/1/25(3)(4)                  2,661,360
-----------------------------------------------------------------------------
                                                                 $  8,763,335
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.4%
-----------------------------------------------------------------------------
      $12,115          Colorado Health Facilities Authority,
                       (Liberty Heights),
                       Escrowed to Maturity, 0.00%, 7/15/24      $  2,297,731
       11,195          Colorado HFA, (Liberty Heights),
                       Escrowed to Maturity, 0.00%, 7/15/22         2,432,450
       10,000          Dawson Ridge, CO, Metropolitan District
                       #1, Escrowed to Maturity,
                       0.00%, 10/1/22                               2,086,300
        3,500          Dawson Ridge, CO, Metropolitan District
                       #1, Escrowed to Maturity,
                       0.00%, 10/1/22                                 730,205
        3,295          Illinois Development Finance Authority,
                       (Regency Park), Escrowed to Maturity,
                       0.00%, 7/15/25                                 539,688
-----------------------------------------------------------------------------
                                                                 $  8,086,374
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Gas Utilities -- 0.6%
-----------------------------------------------------------------------------
      $ 2,000          Southern California Public Power
                       Authority, Variable Rate, 7/1/12(3)       $  2,082,500
-----------------------------------------------------------------------------
                                                                 $  2,082,500
-----------------------------------------------------------------------------
General Obligations -- 1.6%
-----------------------------------------------------------------------------
      $ 2,290          Bell Mountain Ranch, CO, Metropolitan
                       District, 6.625%, 11/15/25                $  2,052,252
        3,450          Bell Mountain Ranch, CO, Metropolitan
                       District, 7.375%, 11/15/19                   3,365,475
-----------------------------------------------------------------------------
                                                                 $  5,417,727
-----------------------------------------------------------------------------
Health Care-Miscellaneous -- 7.1%
-----------------------------------------------------------------------------
      $ 2,845          Illinois Development Finance Authority,
                       (Community Rehabilitation Providers),
                       5.60%, 7/1/19                             $  2,329,145
        5,000          Muni Mae Tax Revenue Exempt Bond, (AMT),
                       Variable Rate, 6/30/09                       4,887,400
        1,965          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Certificates),
                       8.81%, 12/1/36                               2,098,656
        2,535          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 6.75%, 12/1/36                2,461,981
        1,307          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 7.00%, 12/1/36                1,301,782
        1,081          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 7.00%, 12/1/36                1,076,662
        2,358          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 7.75%, 12/1/36                2,326,346
        1,983          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 7.90%, 12/1/36                1,976,184
          372          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.25%, 12/1/36                  382,130
          845          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.375%, 12/1/36                 877,137
        2,341          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.50%, 12/1/36                2,448,145
          983          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.70%, 12/1/36                1,042,420
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
-----------------------------------------------------------------------------
      $   590          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.875%, 12/1/36            $    627,256
-----------------------------------------------------------------------------
                                                                 $ 23,835,244
-----------------------------------------------------------------------------
Hospital -- 11.1%
-----------------------------------------------------------------------------
      $ 2,500          California Health Facilities Financing
                       Authority, (Cedars-Sinai Medical
                       Center), Variable Rate, 12/1/34(3)(4)     $  2,274,325
        2,250          Chautauqua County, NY, IDA, (Women's
                       Christian Association), 6.40%, 11/15/29      1,915,762
       10,000          Colorado Health Facilities Authority,
                       (Rocky Mountain Adventist),
                       6.625%, 2/1/22                               8,469,500
        3,685          Forsyth County, GA, Hospital Authority
                       Revenue, (Georgia Baptist Health Care
                       System), 6.25%, 10/1/18                      3,177,833
        3,700          Forsyth County, GA, Hospital Authority
                       Revenue, (Georgia Baptist Health Care
                       System), 6.375%, 10/1/28                     3,126,537
        1,000          Halifax Hospital Medical Center,
                       7.25%, 10/1/24                                 923,650
        2,500          Hidalgo County, TX, (Health Services
                       Corp., Mission Hospital, Inc.),
                       6.875%, 8/15/26                              2,383,075
        2,825          Louisiana Public Facilities Authority,
                       (General Health Systems),
                       6.80%, 11/1/16                               2,783,020
          400          Monroeville, PA, Hospital Authority,
                       (Forbes Health System), 5.75%, 10/1/05         376,876
        1,000          Monroeville, PA, Hospital Authority,
                       (Forbes Health System), 6.25%, 10/1/15         894,250
        2,000          New Hampshire HEFA, (Littleton Hospital
                       Assn.), 6.00%, 5/1/28                        1,604,640
        1,500          New Jersey Health Care Facilities
                       Financing Authority, (Trinitas Hospital
                       Obligated Group), 7.50%, 7/1/30              1,459,665
        2,205          Philadelphia, PA, HEFA, (Graduate Health
                       System), 6.625%, 7/1/21(1)                     796,556
        3,170          Philadelphia, PA, HEFA, (Graduate Health
                       System), 7.00%, 7/1/05(1)                    1,145,162
          875          Prince George's County, MD, (Greater
                       Southeast Healthcare System),
                       6.375%, 1/1/13(1)                              360,937
        5,900          Prince George's County, MD, (Greater
                       Southeast Healthcare System),
                       6.375%, 1/1/23(1)                            2,433,750
        1,785          San Gorgonio, CA, (Memorial Health Care
                       District), 5.75%, 5/1/20                     1,450,919
          500          Tomball Hospital Authority, (Tomball
                       Regional Hospital), 6.00%, 7/1/29              411,930
        1,500          Wells County, IN, (Caylor-Nickel Medical
                       Center), 8.75%, 4/15/12                      1,698,420
-----------------------------------------------------------------------------
                                                                 $ 37,686,807
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Housing -- 8.2%
-----------------------------------------------------------------------------
      $ 1,680          Atlanta, GA, Urban Residential Finance
                       Authority, (John Hope), 7.25%, 6/1/07     $  1,613,522
        4,000          Charter Mac Equity, TN, (AMT),
                       6.625%, 6/30/09                              3,868,600
        2,405          Cuyahoga County, OH, (Rolling Hills
                       Apartment), (AMT), 8.00%, 1/1/28             2,262,552
          500          Jefferson County, MO, IDA, Multifamily
                       Revenue, (Riverview Bend Apartments),
                       (AMT), 7.125%, 11/1/29                         483,185
        1,900          Jefferson County, MO, IDA, Multifamily,
                       (Riverview Bend Apartments), (AMT),
                       6.75%, 11/1/29                               1,833,728
        1,000          Lake Creek, CO, Affordable Housing
                       Corp., Multifamily, 7.00%, 12/1/23             918,880
        3,695          Lucas County, OH, (Country Creek),
                       (AMT), 8.00%, 7/1/26                         3,400,213
        4,305          Maricopa County, AZ, IDA, (National
                       Health Facilities II), 6.375%, 1/1/19        3,932,531
        1,500          Maricopa County, AZ, IDA, (National
                       Health Facilities II), 6.625%, 7/1/33        1,353,240
        2,400          Maricopa County, AZ, IDA, (National
                       Health Facilities), 8.00%, 1/1/34            2,129,184
        1,680          Minneapolis, MN, Community Development
                       Agengy, Multifamily Housing, (Lindsay
                       Brothers), 6.60%, 12/1/18                    1,606,685
        3,400          Oregon Health Authority, (Trillium
                       Affordable Housing), 6.75%, 8/15/29          3,072,954
        1,500          Oregon Health Authority, (Trillium
                       Affordable Housing), (AMT),
                       6.75%, 2/15/29                               1,355,715
-----------------------------------------------------------------------------
                                                                 $ 27,830,989
-----------------------------------------------------------------------------
Industrial Development Revenue -- 20.8%
-----------------------------------------------------------------------------
      $ 2,440          Abia Development Corp., TX, (Austin
                       Cargoport Development), (AMT),
                       6.50%, 10/1/24                            $  2,224,353
        2,815          Abia Development Corp., TX, (Austin
                       Cargoport Development, L.L.C.), (AMT),
                       9.25%, 10/1/21                               2,958,537
        2,000          Camden County, NJ, (Holt Hauling),
                       (AMT), 9.875%, 1/1/21                        2,270,460
        3,900          Carbon County, UT, (Laidlaw
                       Environmental Services Inc.), (AMT),
                       7.45%, 7/1/17                                3,880,851
        4,000          Charleston County, SC, IDA, (Zeigler
                       Coal Holding), 6.95%, 8/10/28                3,285,720
        5,000          Clark County, NV, (Nevada Power), RITES,
                       (AMT), Variable Rate, 10/1/30(3)             3,485,900
        1,390          Florence County, SC, (Stone Container
                       Co.), 7.375%, 2/1/07                         1,395,282
        2,700          Hancock County, KY, (Southwire Co.),
                       (AMT), 7.75%, 7/1/26                         2,751,408
        3,715          Iowa Finance Authority, (Southbridge
                       Mall), 6.375%, 12/1/13                       3,510,266
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Industrial Development Revenue (continued)
-----------------------------------------------------------------------------
      $ 3,880          Kansas City, MO, IDA, (Airline Cargo
                       Facilities), (AMT), 8.50%, 1/1/17         $  4,123,936
        2,970          Kimball, NE, EDA, (Clean Harbors, Inc.),
                       10.75%, 9/1/26                               3,056,457
        2,730          Maryland EDA, (AFCO Cargo),
                       6.50%, 7/1/24                                2,523,312
        1,700          Michigan Strategic Fund, (Crown Paper),
                       (AMT), 6.50%, 8/1/21                         1,334,500
        3,500          Michigan Strategic Fund, (S.D. Warren
                       Co.), (AMT), 7.375%, 1/15/22                 3,607,030
        1,095          New Albany, IN, IDA, (K-Mart Co.),
                       7.40%, 6/1/06                                1,118,871
        2,750          New Hampshire Business Finance
                       Authority, (Crown Paper Co.), (AMT),
                       7.875%, 7/1/26                               2,377,182
        2,500          New Jersey EDA, (Continental Airlines),
                       (AMT), Variable Rate, 9/15/29(3)(4)          1,898,925
          500          New Jersey EDA, (Holt Hauling),
                       8.95%, 12/15/18                                531,420
        4,000          New Jersey EDA, (Holt Hauling), (AMT),
                       7.90%, 3/1/27                                4,239,720
        4,000          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                2,001,120
        2,000          Perry County, KY, (TJ International,
                       Inc.), (AMT), 6.55%, 4/15/27                 1,966,100
          500          Philadelphia, PA, IDA, (Refrigerated
                       Enterprises), (AMT), 9.05%, 12/1/19            535,945
        3,500          Riverdale Village, IL, (ACME Metals,
                       Inc.), (AMT), 7.90%, 4/1/24(2)               3,001,250
        3,345          Riverdale Village, IL, (ACME Metals,
                       Inc.), (AMT), 7.95%, 4/1/25(2)               2,868,337
        3,148          Santa Fe, NM, (1st Interstate Plaza),
                       8.00%, 7/1/13                                3,221,817
        3,300          Santa Fe, NM, (Crow Hobbs),
                       8.50%, 9/1/16                                3,455,034
        3,000          Skowhegan, ME, (S.D. Warren Co.), (AMT),
                       6.65%, 10/15/15                              2,876,280
-----------------------------------------------------------------------------
                                                                 $ 70,500,013
-----------------------------------------------------------------------------
Insured-Hospital -- 0.6%
-----------------------------------------------------------------------------
      $ 2,415          California Statewide Communities
                       Development Authority, (Sutter Health)
                       Residual Certificates, (FSA),
                       Variable Rate, 8/15/27(4)(5)              $  2,052,678
-----------------------------------------------------------------------------
                                                                 $  2,052,678
-----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.3%
-----------------------------------------------------------------------------
      $ 1,500          San Mateo County, CA, Joint Powers
                       Financing Authority, Residual
                       Certificates, (FSA),
                       Variable Rate, 7/15/29(3)(4)              $  1,013,610
-----------------------------------------------------------------------------
                                                                 $  1,013,610
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.4%
-----------------------------------------------------------------------------
      $ 2,500          Pennsylvania Turnpike Commission Oil
                       Franchise, (AMBAC),
                       Variable Rate, 12/1/27(3)(4)              $  1,441,850
-----------------------------------------------------------------------------
                                                                 $  1,441,850
-----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.2%
-----------------------------------------------------------------------------
      $ 4,000          Hardeman County, TN, (Correctional
                       Facilities Corp.), 7.75%, 8/1/17          $  4,166,240
-----------------------------------------------------------------------------
                                                                 $  4,166,240
-----------------------------------------------------------------------------
Miscellaneous -- 2.9%
-----------------------------------------------------------------------------
      $ 3,755          Atlanta, GA, Downtown Development
                       Authority, (Central Atlanta Hospitality
                       Childcare, Inc.), 8.00%, 1/1/26           $  3,864,083
        3,000          Colorado River Indian Tribe,
                       6.25%, 8/1/04                                2,913,510
        1,320          Pittsfield Township, MI, (Arbor
                       Hospice), 8.125%, 8/15/17                    1,322,614
        1,900          Union, OR, Facility Revenue, (Buffalo
                       Peak Golf Club), 6.75%, 7/1/24               1,807,850
-----------------------------------------------------------------------------
                                                                 $  9,908,057
-----------------------------------------------------------------------------
Nursing Home -- 7.3%
-----------------------------------------------------------------------------
      $ 3,410          Clovis, NM, IDR, (Retirement Ranches,
                       Inc.), 7.75%, 4/1/19                      $  3,413,103
        1,100          Colorado HFA, Residential Care
                       Facilities, (Volunteers of America),
                       6.00%, 7/1/29                                  897,424
        2,000          Grove City, PA, Area Hospital Health
                       Facilities Authority, (Grove Manor),
                       6.625%, 8/15/29                              1,718,900
        2,175          Kansas City, MO, IDA, (Beverly
                       Enterprises, Inc.), 8.00%, 12/1/02           2,218,543
        2,500          Massachusetts IFA, (Age Institute of
                       Massachusetts), 8.05%, 11/1/25               2,587,575
        3,200          Minneapolis, MN, (Walker Methodist
                       Senior Services), 6.00%, 11/15/28            2,573,312
        1,200          Mississippi Business Finance Corp.,
                       (Magnolia Healthcare), 7.99%, 7/1/25         1,188,288
        7,500          Tarrant County, TX, Health Facilities,
                       (3927 Foundation), 10.25%, 9/1/19            6,586,425
        3,415          Westmoreland, PA, (Highland Health
                       Systems, Inc.), 9.25%, 6/1/22                3,652,616
-----------------------------------------------------------------------------
                                                                 $ 24,836,186
-----------------------------------------------------------------------------
Pooled Loans -- 1.1%
-----------------------------------------------------------------------------
      $ 3,500          Osceola County, FL, IDA, Community
                       Pooled Loan-93, 7.75%, 7/1/17             $  3,565,975
-----------------------------------------------------------------------------
                                                                 $  3,565,975
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Senior Living / Life Care -- 11.5%
-----------------------------------------------------------------------------
      $ 8,000          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       6.60%, 12/15/28                           $  6,851,040
        2,300          Colorado HFA, Revenue, (Volunteers of
                       America), 5.75%, 7/1/20                      1,869,187
        3,600          Colorado HFA, Revenue, (Volunteers of
                       America), 5.875%, 7/1/28                     2,891,232
        3,500          Delaware County, PA, (White Horse
                       Village), 7.30%, 7/1/14                      3,470,495
        7,500          Kansas City, MO, IDA, (Kingswood United
                       Methodist Manor), 5.875%, 11/15/29           6,010,650
        3,545          Louisiana HFA, (HCC Assisted Living
                       Group 1), (AMT), 9.00%, 3/1/25               3,717,252
        5,355          Massachusetts IFA, (Forge Hill), (AMT),
                       6.75%, 4/1/30                                4,427,568
        5,240          North Miami, FL, Health Care Facilities,
                       (Imperial Club), 8.00%, 1/1/33               4,594,642
        2,000          Ohio HFA, Retirement Rental Housing,
                       (Encore Retirement Partners),
                       6.75%, 3/1/19                                1,725,040
        3,790          Wisconsin HEFA, (Wisconsin Illinois
                       Senior Housing), 7.00%, 8/1/29               3,488,695
-----------------------------------------------------------------------------
                                                                 $ 39,045,801
-----------------------------------------------------------------------------
Solid Waste -- 1.0%
-----------------------------------------------------------------------------
      $ 3,400          Morgantown, KY, (IMCO Recycling, Inc.),
                       7.45%, 5/1/22                             $  3,374,602
-----------------------------------------------------------------------------
                                                                 $  3,374,602
-----------------------------------------------------------------------------
Special Tax Revenue -- 2.7%
-----------------------------------------------------------------------------
      $ 3,800          Cottonwood, CO, Water and Sanitation
                       District, 7.75%, 12/1/20                  $  3,861,180
        1,500          Dulles, VA, Community Development
                       Authority, (Dulles Town Center),
                       6.25%, 3/1/26                                1,385,220
        4,250          Frederick County, MD, Urbana Community
                       Development Authority, 6.625%, 7/1/25        3,950,163
-----------------------------------------------------------------------------
                                                                 $  9,196,563
-----------------------------------------------------------------------------
Transportation -- 4.7%
-----------------------------------------------------------------------------
      $   500          Eagle County, CO, (Airport Terminal),
                       (AMT), 7.50%, 5/1/21                      $    506,785
        2,985          Monroe County, NY, Airport Authority
                       Revenue, DRIVERS, (AMT),
                       8.364%, 1/1/18(3)(4)                         2,961,717
        5,000          New Jersey Transportation Authority,
                       Variable Rate, 6/15/17(3)(4)                 3,984,200
        3,750          Niagara, NY, Frontier Airport Authority,
                       (AMT), Variable Rate, 4/1/29(3)(4)           3,045,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Transportation (continued)
-----------------------------------------------------------------------------
      $ 5,250          Northwest Arkansas Regional Airport
                       Authority, (AMT), 7.625%, 2/1/27          $  5,297,198
-----------------------------------------------------------------------------
                                                                 $ 15,794,900
-----------------------------------------------------------------------------
Water and Sewer -- 0.5%
-----------------------------------------------------------------------------
      $ 3,000          Metropolitan Water District, (Southern
                       California Waterworks),
                       Variable Rate, 7/1/27(4)(5)               $  1,545,960
-----------------------------------------------------------------------------
                                                                 $  1,545,960
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.3%
   (identified cost $371,511,589)                                $336,453,040
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.7%                           $  2,471,856
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $338,924,896
-----------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At January 31, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Colorado                                                10.4%
Others, representing less than 10% individually         88.9%

 (1)  Non-income producing security.
 (2)  The Portfolio is accruing only partial interest on this security.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $371,511,589)        $336,453,040
Cash                                            50,351
Receivable for investments sold                180,000
Interest receivable                          6,871,974
------------------------------------------------------
TOTAL ASSETS                              $343,555,365
------------------------------------------------------
Liabilities
------------------------------------------------------
Demand note payable                       $  4,600,000
Accrued expenses                                30,469
------------------------------------------------------
TOTAL LIABILITIES                         $  4,630,469
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $338,924,896
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $373,983,445
Net unrealized depreciation (computed on
   the basis of identified cost)           (35,058,549)
------------------------------------------------------
TOTAL                                     $338,924,896
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
JANUARY 31, 2000
Investment Income
------------------------------------------------------
Interest                                  $ 27,169,367
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 27,169,367
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,323,971
Trustees fees and expenses                      29,737
Custodian fee                                  189,385
Legal and accounting services                   40,290
Amortization of organization expenses            1,423
Miscellaneous                                   90,638
------------------------------------------------------
TOTAL EXPENSES                            $  2,675,444
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     41,790
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     41,790
------------------------------------------------------

NET EXPENSES                              $  2,633,654
------------------------------------------------------

NET INVESTMENT INCOME                     $ 24,535,713
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (2,634,340)
   Financial futures contracts                 (59,828)
------------------------------------------------------
NET REALIZED LOSS                         $ (2,694,168)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(54,986,374)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(54,986,374)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(57,680,542)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(33,144,829)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             JANUARY 31, 2000  JANUARY 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     24,535,713  $     20,697,182
   Net realized gain (loss)                     (2,694,168)        2,027,824
   Net change in unrealized
      appreciation (depreciation)              (54,986,374)       (7,608,338)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (33,144,829) $     15,116,668
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    114,068,297  $    141,274,518
   Withdrawals                                (132,907,536)      (68,691,387)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (18,839,239) $     72,583,131
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (51,984,068) $     87,699,799
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $    390,908,964  $    303,209,165
----------------------------------------------------------------------------
AT END OF YEAR                            $    338,924,896  $    390,908,964
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              YEAR ENDED JANUARY 31,
                                ---------------------------------------------------
                                  2000      1999      1998      1997      1996(1)
-----------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------
Net expenses                      0.68%     0.67%     0.68%     0.34%        0.06%(2)
Net expenses after custodian
   fee reduction                  0.67%     0.66%     0.66%     0.30%        0.06%(2)
Net investment income             6.25%     5.88%     6.43%     6.96%        6.95%(2)
Portfolio Turnover                  58%       25%        8%       41%          32%
-----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $338,925  $390,909  $303,209  $180,700    $72,077
-----------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                                                        0.71%        0.71%(2)
Expenses after custodian fee
   reduction                                                    0.67%        0.71%(2)
Net investment income                                           6.59%        6.30%(2)
-----------------------------------------------------------------------------------

 (1) For the period from the start of business, August 7, 1995, to January 31, 1996.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ended January 31, 2000, the fee was equivalent to 0.59% of the Portfolio's average net assets for such period and amounted to $2,323,971. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $225,988,879 and $223,139,093, respectively, for the year ended January 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $371,755,737
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,024,611
    Gross unrealized depreciation              (39,327,308)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(35,302,697)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   January 31, 2000, the Portfolio had a balance outstanding pursuant to this line of credit of $4,600,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2000, the Portfolio had no open futures contracts.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF HIGH YIELD MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio as of January 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2000 and 1999 and the supplementary data for the four years ended January 31, 2000 and for the period from the start of business, August 7, 1995, to January 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of High Yield Municipals Portfolio at January 31, 2000, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 3, 2000

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE HIGH YIELD MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Adminstration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
HIGH YIELD MUNICIPALS PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADMINISTRATOR OF
EATON VANCE HIGH YIELD MUNICIPALS FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC Global Fund Services
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653


INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116



EATON VANCE HIGH YIELD MUNICIPALS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109




--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
416-3/00                                                              HYSRC-3/00